Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2019
Accounts Payable
Schedule of accounts payable

	June 30,	December 31,
	2019	2018
	(in US$’000)
Accounts payable—third parties	19,217	14,158
Accounts payable—non-controlling shareholders of subsidiaries (Note 17 (iv))	4,132	4,960
Accounts payable—related party (Note 17 (ii))	2,796	6,507
	26,145	25,625